Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
August 31, 2026
AXM1-NPRT3-1026
1.9860271.112
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd ADR (a)	101,785	9,559,647
BELGIUM - 0.9%
Health Care - 0.9%
Biotechnology - 0.7%
Argenx SE ADR (b)	10,366	10,694,188
Pharmaceuticals - 0.2%
UCB SA	10,100	2,525,825
TOTAL BELGIUM		13,220,013
CANADA - 1.1%
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (b)	62,000	9,136,940
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States) (a)	19,400	3,940,334
Franco-Nevada Corp	17,500	4,603,575
TOTAL MATERIALS		8,543,909
TOTAL CANADA		17,680,849
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	120,870	6,615,028
Lundin Mining Corp	205,690	5,507,526

TOTAL CHILE		12,122,554
CHINA - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	114,700	6,205,467
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	266,229	3
LUXEMBOURG - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA depository receipt (a)	145,943	10,887,348
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp (a)	4,946	1,033,071
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	3,100	696,384
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	54,300	548,214
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	93,671	2,581,091
TAIWAN - 3.3%
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	31,000	1,917,253
Semiconductors & Semiconductor Equipment - 3.2%
MediaTek Inc	67,000	8,294,213
Taiwan Semiconductor Manufacturing Co Ltd ADR	98,396	40,865,827
		49,160,040
TOTAL TAIWAN		51,077,293
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	700	1,350,258
UNITED STATES - 89.9%
Communication Services - 13.2%
Diversified Telecommunication Services - 0.5%
Space Exploration Technologies Corp (c)	36,687	5,007,978
Space Exploration Technologies Corp - Lockup Released	13,567	1,851,970
Space Exploration Technologies Corp Class A	2,641	379,485
		7,239,433
Entertainment - 0.2%
Live Nation Entertainment Inc (b)	19,431	3,495,442
Interactive Media & Services - 12.5%
Alphabet Inc Class A	477,007	161,872,325
Alphabet Inc Class C	150	50,312
Epic Games Inc (b)(d)(e)	805	296,538
Meta Platforms Inc Class A	50,600	28,960,404
		191,179,579
TOTAL COMMUNICATION SERVICES		201,914,454
Consumer Discretionary - 7.3%
Automobiles - 2.2%
Tesla Inc (b)	92,376	33,989,749
Waymo LLC Class B (d)(e)	700	115,024
		34,104,773
Broadline Retail - 2.6%
Amazon.com Inc (b)	151,446	39,341,127
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings Inc	28,708	9,079,766
Viking Holdings Ltd (b)	127,417	10,975,701
		20,055,467
Household Durables - 0.6%
SharkNinja Inc (b)	49,887	9,602,749
Specialty Retail - 0.6%
Ross Stores Inc	24,800	5,667,792
Williams-Sonoma Inc	15,305	3,493,366
		9,161,158
TOTAL CONSUMER DISCRETIONARY		112,265,274
Energy - 1.1%
Energy Equipment & Services - 0.2%
SLB Ltd	51,600	3,101,160
Oil, Gas & Consumable Fuels - 0.9%
APA Corp	163,135	7,039,275
ExxonMobil Holdings Corp	37,638	6,057,836
Ovintiv Inc	12,500	820,625
		13,917,736
TOTAL ENERGY		17,018,896
Financials - 4.5%
Banks - 0.5%
Bank of America Corp	126,073	7,808,962
Capital Markets - 1.6%
Cboe Global Markets Inc	9,500	2,851,900
Morgan Stanley	69,803	14,890,376
State Street Corp	38,308	7,331,385
		25,073,661
Financial Services - 2.4%
Mastercard Inc Class A	62,549	36,860,751
TOTAL FINANCIALS		69,743,374
Health Care - 8.2%
Biotechnology - 3.1%
Adamas Pharmaceuticals Inc rights (b)(d)	220,830	2
Alnylam Pharmaceuticals Inc (b)	27,177	6,541,232
Blueprint Medicines Corp rights (b)(d)	4,400	0
Caris Life Sciences Inc (b)	20,800	530,192
Cogent Biosciences Inc (b)	50,300	1,760,500
Hemab Therapeutics Holdings Inc	7,300	333,829
Insmed Inc (b)	56,858	6,926,442
Legend Biotech Corp ADR (b)	55,200	1,147,056
Moderna Inc (b)	116,467	16,344,979
Natera Inc (b)	14,000	4,507,440
Revolution Medicines Inc (b)	30,900	6,352,113
Twist Bioscience Corp (b)	3,000	417,000
Tyra Biosciences Inc (b)	83,600	2,092,508
		46,953,293
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp (b)	66,700	6,053,025
Medline Inc Class A (a)	160,503	5,622,420
		11,675,445
Health Care Providers & Services - 0.0%
Guardant Health Inc (b)	4,500	715,590
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	5,883	367,393
Illumina Inc (b)	36,600	7,818,858
		8,186,251
Pharmaceuticals - 3.8%
Crinetics Pharmaceuticals Inc (b)	34,900	2,964,755
Eli Lilly & Co	47,486	54,928,481
		57,893,236
TOTAL HEALTH CARE		125,423,815
Industrials - 7.8%
Aerospace & Defense - 0.5%
Anduril Industries Inc Class B (b)(d)(e)	200	14,700
Beta Technologies Inc Class A (b)	7,400	148,740
Boeing Co (b)	34,236	7,113,556
GE Aerospace	2,418	811,747
		8,088,743
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	4,092	612,409
Building Products - 0.7%
Trane Technologies PLC	25,700	11,421,080
Construction & Engineering - 0.5%
Dycom Industries Inc (b)	14,000	4,076,940
EMCOR Group Inc	4,400	3,231,976
		7,308,916
Electrical Equipment - 1.2%
Eaton Corp PLC	7,400	2,973,912
GE Vernova Inc	14,288	12,838,197
Nextpower Inc (b)	22,500	1,845,675
Regal Rexnord Corp	3,500	554,575
		18,212,359
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	28,438	5,686,462
Machinery - 3.4%
Caterpillar Inc	14,400	11,483,568
Cummins Inc	13,000	7,337,200
Deere & Co	12,300	8,055,393
PACCAR Inc	57,483	7,135,365
Parker-Hannifin Corp	6,202	6,074,487
Westinghouse Air Brake Technologies Corp	41,841	11,963,597
		52,049,610
Passenger Airlines - 0.3%
Delta Air Lines Inc	67,456	5,261,568
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc	32,028	7,190,606
United Rentals Inc	4,560	4,733,280
		11,923,886
TOTAL INDUSTRIALS		120,565,033
Information Technology - 46.3%
Communications Equipment - 0.8%
Arista Networks Inc (b)	52,000	10,175,880
Lumentum Holdings Inc (b)	2,400	2,195,424
		12,371,304
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	92,700	14,697,585
Coherent Corp (b)	14,100	3,917,403
Corning Inc	47,800	7,109,294
		25,724,282
Semiconductors & Semiconductor Equipment - 30.0%
Advanced Micro Devices Inc (b)	80,600	37,940,032
Analog Devices Inc	34,709	12,569,517
Applied Materials Inc	35,700	16,364,523
Broadcom Inc	142,401	52,736,787
Intel Corp (b)	121,393	10,865,887
KLA Corp	54,740	9,604,133
Lam Research Corp	59,100	17,818,059
MACOM Technology Solutions Holdings Inc (b)	15,500	4,089,365
Marvell Technology Inc	44,300	9,376,538
Micron Technology Inc	41,900	40,170,788
Monolithic Power Systems Inc	2,100	2,662,317
NVIDIA Corp	1,081,116	238,688,791
SiTime Corp (b)	6,200	3,505,604
Teradyne Inc	12,900	4,512,807
		460,905,148
Software - 7.4%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	294,232	61,788
Cadence Design Systems Inc (b)	27,600	9,350,328
Canva Inc Class A (b)(d)(e)	600	898,398
Crowdstrike Holdings Inc Class A (b)	38,900	8,985,900
Datadog Inc Class A (b)	60,900	14,435,736
Microsoft Corp	106,094	53,820,425
Oracle Corp	13,400	1,998,208
Palantir Technologies Inc Class A (b)	42,925	8,000,362
Palo Alto Networks Inc (b)	43,800	16,737,294
		114,288,439
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	279,804	88,655,897
Seagate Technology Holdings PLC	11,200	9,277,856
		97,933,753
TOTAL INFORMATION TECHNOLOGY		711,222,926
Materials - 1.3%
Chemicals - 0.5%
Corteva Inc	93,909	7,947,519
Metals & Mining - 0.8%
Alcoa Corp	183,776	9,179,611
Steel Dynamics Inc	13,800	3,210,156
		12,389,767
TOTAL MATERIALS		20,337,286
Real Estate - 0.2%
Health Care REITs - 0.2%
Ventas Inc	35,400	3,227,418
TOTAL UNITED STATES		1,381,718,476
TOTAL COMMON STOCKS (Cost $929,067,564)		1,508,680,668

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(e)	2,400	394,368
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	8,000	87,039
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	26,300	48,391
Industrials - 0.3%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(d)(e)	24,819	1,824,197
Anduril Industries Inc Series G (b)(d)(e)	1,500	110,250
Anduril Industries Inc Series H (d)(e)	16,300	1,198,050
		3,132,497
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (d)(e)	12,500	901,375
TOTAL INDUSTRIALS		4,033,872
Information Technology - 1.4%
Software - 1.4%
Anthropic PBC Series F (b)(d)(e)	5,400	4,198,662
Anthropic PBC Series G (d)(e)	9,700	7,542,042
Anthropic PBC Series H (d)(e)	6,200	4,820,686
Asapp Inc Series C (b)(d)(e)	90,925	126,386
Asapp Inc Series D (b)(d)(e)	512,827	446,159
Canva Inc Series A (b)(d)(e)	106	158,717
Canva Inc Series A2 (b)(d)(e)	19	28,449
Databricks Inc Series K (d)(e)	5,033	1,273,349
OpenAI Group Pbc Series A-2 (d)(e)	4,000	2,750,760
World Labs Technologies Inc Series C (d)(e)	1,400	456,568
World Labs Technologies Inc Series C PRIME (d)(e)	1,070	372,103
TOTAL INFORMATION TECHNOLOGY		22,173,881
Materials - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings Inc Series C2 (b)(d)(e)	21,131	581,103
Illuminated Holdings Inc Series C3 (b)(d)(e)	26,414	728,234
Illuminated Holdings Inc Series C4 (b)(d)(e)	6,345	175,692
Illuminated Holdings Inc Series C5 (b)(d)(e)	13,150	367,806
Illuminated Holdings Inc Series E2 (d)(e)	33,105	910,388
TOTAL MATERIALS		2,763,223
TOTAL UNITED STATES		29,500,774
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,581,543)		29,500,774

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	3,984,911	3,985,708
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	16,327,119	16,328,752
TOTAL MONEY MARKET FUNDS (Cost $20,314,460)			20,314,460

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $966,963,567)	1,558,495,902
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(19,927,618)
NET ASSETS - 100.0%	1,538,568,284

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,007,978 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,237,480 or 2.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,344,442.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	102,086

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	539,481

Anduril Industries Inc Series G	4/17/2025	61,324

Anduril Industries Inc Series H	5/12/2026	1,123,929

Anthropic PBC Series F	8/18/2025	761,225

Anthropic PBC Series G	1/27/2026	2,513,623

Anthropic PBC Series H	5/28/2026	3,651,859

Asapp Inc Series C	4/30/2021	599,841

Asapp Inc Series D	8/29/2023	1,980,282

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Inc Class A	8/19/2025 - 11/12/2025	987,684

Canva Inc Series A	9/22/2023	113,066

Canva Inc Series A2	9/22/2023	20,266

Databricks Inc Series K	9/8/2025	754,950

ElevateBio LLC Series C	3/9/2021	110,329

Epic Games Inc	3/29/2021	712,425

Illuminated Holdings Inc Series C2	7/7/2020	528,275

Illuminated Holdings Inc Series C3	7/7/2020	792,420

Illuminated Holdings Inc Series C4	1/8/2021	228,420

Illuminated Holdings Inc Series C5	6/16/2021	568,080

Illuminated Holdings Inc Series E2	6/14/2023 - 9/27/2023	556,500

OpenAI Group Pbc Series A-2	9/30/2024	751,600

Revolut Group Holdings Ltd	1/28/2026	987,067

Waymo LLC Class B	4/22/2026	115,021

Waymo LLC Series D-2	2/2/2026	394,358

World Labs Technologies Inc Series C	2/17/2026	364,334

World Labs Technologies Inc Series C PRIME	2/17/2026	361,992

Zipline International Inc Series H	12/3/2025	703,303

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	9,934,289	208,475,132	214,422,964	204,523	(749)	-	3,985,708	3,984,911
Fidelity Securities Lending Cash Central Fund	11,779	103,440,678	87,123,705	32,500	-	-	16,328,752	16,327,119
	9,946,068	311,915,810	301,546,669	237,023	(749)	-	20,314,460

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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